Operating profit/(loss) - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Remuneration of Group's auditor
Audit fees	€ 20	€ 17	€ 21
Audit-related	1	2	5
Corporate finance	1
Other	5
Non-audit fees	7	2	5
Total fees	27	19	26
Parent company
Remuneration of Group's auditor
Audit fees	3	2	2
Subsidiaries
Remuneration of Group's auditor
Audit fees	16	14	14
Subsidiaries | New accounting standards
Remuneration of Group's auditor
Audit fees	€ 1	€ 1	€ 5